Quarterly Report
February 28, 2021
MFS®  Government Markets Income Trust
MGF-Q1

Portfolio of Investments
2/28/21 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 103.6%
U.S. Bonds – 96.9%
Aerospace – 0.5%
Boeing Co., 1.433%, 2/04/2024	$750,000	$751,482
Asset-Backed & Securitized – 4.2%
Arbor Realty Trust, Inc., 1.63%, 12/15/2035 (n)(w)	$175,500	$175,500
Bancorp Commercial Mortgage Trust, 2019-CRE6, “A”, FLR, 3.316% (LIBOR - 1mo. + 1.05%), 9/15/2036 (n)	212,168	212,168
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.77%, 2/15/2054 (i)(w)	1,000,000	128,370
Benchmark Mortgage Trust, 2021-B23, “XA”, 1.28%, 2/15/2054 (i)	1,991,097	195,892
BPCRE Holder LLC, 1.05%, 2/15/2037 (n)(w)	113,500	113,571
BPCRE Holder LLC, 1.75%, 2/15/2037 (n)(w)	100,000	100,093
Cantor Commercial Real Estate, 2019-CF3, “A4”, 3.006%, 1/15/2053	375,000	402,732
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	99,917	103,622
Citigroup Commercial Mortgage Trust, 2019-C7, “A4”, 3.102%, 12/15/2072	134,582	145,234
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.877%, 12/15/2072 (i)(n)	1,439,095	90,139
COMM 2013-WWP Mortgage Trust, 3.897%, 3/10/2031 (n)	564,000	598,963
Commercial Mortgage Pass-Through Certificates, 2020-BN28, “A4”, 1.844%, 3/15/2063	71,681	70,151
Commercial Mortgage Pass-Through Certificates, 2020-BN29, “A4”, 1.997%, 11/15/2053	180,339	178,525
Commercial Mortgage Pass-Through Certificates, 2020-BN30, “A4”, 2.037%, 12/10/2053	134,000	132,160
Commercial Mortgage Pass-Through Certificates, 2021-BN31,“XA”, 1.34%, 2/15/2054 (i)	1,539,475	163,772
Commercial Mortgage Trust, 2015-DC1, “A5”, 3.35%, 2/10/2048	177,000	191,506
Commercial Mortgage Trust, 2017-COR2, “A3”, 3.51%, 9/10/2050	292,470	324,561
GS Mortgage Securities Trust, 2015-GC32, “A2”, 3.062%, 7/10/2048	33,103	33,109
GS Mortgage Securities Trust, 2020-GC45, “A5”, 2.95%, 2/13/2053	245,853	262,203
Madison Park Funding Ltd., 2014-13A, “BR2”, FLR, 1.723% (LIBOR - 3mo. + 1.5%), 4/19/2030 (n)	452,738	455,138
MF1 Multi-Family Housing Mortgage Loan Trust, 2020-FL4, “A”, FLR, 1.812% (LIBOR - 1mo. + 1.7%), 11/15/2035 (n)	229,000	230,931
Morgan Stanley Bank of America Merrill Lynch Trust, 2017-C34, “A4”, 3.536%, 11/15/2052	59,686	66,509
Morgan Stanley Capital I Trust, 2014-MP, 3.693%, 8/11/2033 (n)	100,000	100,613
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.858%, 12/15/2051 (i)	1,669,674	89,607
Neuberger Berman CLO Ltd., 2015-20, “AR”, FLR, 1.041% (LIBOR - 3mo. + 0.8%), 1/15/2028 (n)	212,599	212,246
Symphony CLO Ltd., 2016-17A, “BR”, FLR, 1.441% (LIBOR - 3mo. + 1.2%), 4/15/2028 (n)	383,677	383,676
UBS Commercial Mortgage Trust, 2017-C1, “A4”, 3.544%, 11/15/2050	207,878	231,277
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 0.947%, 1/15/2052 (i)(n)	986,391	59,827
Wells Fargo Commercial Mortgage Trust, 2019-C54, “A4”, 3.146%, 12/15/2052	590,926	638,794
Wells Fargo Commercial Mortgage Trust, 2020-C58, “A4”, 2.092%, 7/15/2053	137,000	136,438
		$6,227,327
Automotive – 0.5%
Hyundai Capital America, 2.85%, 11/01/2022 (n)	$233,000	$240,893
Hyundai Capital America, 2.375%, 2/10/2023 (n)	115,000	118,555
Toyota Motor Credit Corp., 3.375%, 4/01/2030	320,000	353,703
		$713,151
Broadcasting – 0.6%
Discovery, Inc., 4.65%, 5/15/2050	$229,000	$262,387
Walt Disney Co., 3.5%, 5/13/2040	612,000	662,236
		$924,623
Brokerage & Asset Managers – 0.3%
Raymond James Financial, 4.65%, 4/01/2030	$374,000	$445,843
Building – 0.1%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$82,000	$90,571

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Business Services – 0.6%
Fidelity National Information Services, Inc., 3.875%, 6/05/2024	$271,000	$297,028
Visa, Inc., 1.9%, 4/15/2027	620,000	640,050
		$937,078
Cable TV – 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.908%, 7/23/2025	$242,000	$275,413
Time Warner Cable, Inc., 4.5%, 9/15/2042	100,000	109,184
		$384,597
Computer Software - Systems – 0.1%
Apple, Inc., 4.375%, 5/13/2045	$121,000	$148,782
Consumer Services – 0.1%
Conservation Fund, 3.474%, 12/15/2029	$159,000	$168,414
Electronics – 0.6%
Broadcom, Inc., 4.75%, 4/15/2029	$750,000	$855,608
Energy - Integrated – 0.5%
Exxon Mobil Corp., 3.452%, 4/15/2051	$714,000	$726,516
Food & Beverages – 1.9%
Campbell Soup Co., 3.125%, 4/24/2050	$366,000	$346,128
Constellation Brands, Inc., 4.65%, 11/15/2028	1,500,000	1,774,717
Keurig Dr Pepper, Inc., 3.8%, 5/01/2050	650,000	700,344
Tyson Foods, Inc., 5.15%, 8/15/2044	38,000	48,786
		$2,869,975
Industrial – 0.1%
Howard University, Washington D.C., AGM, 2.638%, 10/01/2021	$26,000	$26,180
Howard University, Washington D.C., 2.738%, 10/01/2022	28,000	28,766
Howard University, Washington D.C., 2.801%, 10/01/2023	31,000	32,029
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	33,000	34,032
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	42,000	43,011
		$164,018
Insurance - Health – 0.6%
UnitedHealth Group, Inc., 4.625%, 7/15/2035	$672,000	$841,834
Insurance - Property & Casualty – 0.2%
American International Group, Inc., 4.7%, 7/10/2035	$108,000	$132,158
Liberty Mutual Group, Inc., 3.951%, 10/15/2050 (n)	99,000	107,382
		$239,540
Machinery & Tools – 0.5%
CNH Industrial Capital LLC, 4.2%, 1/15/2024	$625,000	$684,268
Major Banks – 1.2%
Bank of America Corp., 3.004%, 12/20/2023	$183,000	$191,059
Goldman Sachs Group, Inc., 3.625%, 1/22/2023	241,000	255,400
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR + 2.44%) to 4/22/2051	485,000	487,557
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR + 3.12%) to 4/01/2031	588,000	651,625
State Street Corp., 3.152% to 3/30/2030, FLR (SOFR + 2.65%) to 3/30/2031	138,000	151,249
		$1,736,890

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Medical & Health Technology & Services – 1.6%
Becton, Dickinson and Co., 4.685%, 12/15/2044	$140,000	$172,071
HCA, Inc., 4.125%, 6/15/2029	785,000	883,455
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	106,000	128,865
Montefiore Obligated Group, AGM, 5.246%, 11/01/2048	614,000	758,092
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	250,000	291,599
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	175,000	209,772
		$2,443,854
Mortgage-Backed – 44.4%
Fannie Mae, 6%, 7/01/2021 - 7/01/2037	$490,236	$586,177
Fannie Mae, 2.152%, 1/25/2023	209,498	213,999
Fannie Mae, 2.41%, 5/01/2023	117,399	121,197
Fannie Mae, 2.55%, 5/01/2023	100,822	104,327
Fannie Mae, 2.59%, 5/01/2023	64,113	66,388
Fannie Mae, 3.78%, 10/01/2023	59,637	64,098
Fannie Mae, 3.5%, 5/25/2025 - 7/01/2046	2,176,546	2,355,490
Fannie Mae, 2.7%, 7/01/2025	200,000	214,718
Fannie Mae, 3.43%, 6/01/2026	185,181	205,131
Fannie Mae, 3.59%, 9/01/2026	68,315	76,371
Fannie Mae, 2.28%, 11/01/2026	70,996	75,363
Fannie Mae, 4%, 3/25/2028 - 7/01/2047	4,485,378	4,923,750
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	4,973,031	5,288,237
Fannie Mae, 4.96%, 6/01/2030	102,286	119,314
Fannie Mae, 6.5%, 5/01/2031 - 1/01/2037	296,549	340,658
Fannie Mae, 2.5%, 11/01/2031 - 2/01/2051	1,639,929	1,700,837
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	132,222	14,345
Fannie Mae, 3%, 2/25/2033 (i)	168,638	19,202
Fannie Mae, 5.5%, 10/01/2033 - 3/01/2038	1,719,563	1,999,930
Fannie Mae, 5%, 6/01/2035 - 3/01/2042	445,908	516,582
Fannie Mae, 4.5%, 1/01/2040 - 4/01/2044	2,610,322	2,930,077
Fannie Mae, 2%, 10/25/2040 - 2/01/2051	491,572	501,262
Fannie Mae, 1.75%, 9/25/2041 - 10/25/2041	732,328	749,576
Fannie Mae, 2.75%, 9/25/2042	187,539	196,006
Fannie Mae, TBA, 1.5%, 3/01/2036	150,000	151,406
Fannie Mae, TBA, 2%, 3/01/2036 - 4/01/2051	6,225,000	6,266,211
Fannie Mae, TBA, 2.5%, 3/01/2036 - 4/01/2051	3,450,000	3,565,264
Fannie Mae, TBA, 3%, 3/01/2051 - 4/25/2051	100,000	104,571
Fannie Mae, TBA, 3.5%, 3/01/2051	50,000	52,980
Fannie Mae, TBA, 4%, 3/01/2051	400,000	429,341
Freddie Mac, 6%, 5/01/2021 - 10/01/2038	241,460	288,466
Freddie Mac, 2.355%, 7/25/2022	500,000	512,386
Freddie Mac, 2.51%, 11/25/2022	496,000	512,008
Freddie Mac, 3.32%, 2/25/2023	433,000	454,070
Freddie Mac, 3.06%, 7/25/2023	294,000	311,058
Freddie Mac, 3.458%, 8/25/2023	367,000	392,104
Freddie Mac, 0.88%, 4/25/2024 (i)	3,743,302	82,710
Freddie Mac, 0.604%, 7/25/2024 (i)	4,688,396	74,631
Freddie Mac, 3.064%, 8/25/2024	489,568	526,385
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	474,035	530,210
Freddie Mac, 2.67%, 12/25/2024	827,000	884,250
Freddie Mac, 2.811%, 1/25/2025	642,000	690,675
Freddie Mac, 3.329%, 5/25/2025	928,000	1,021,038
Freddie Mac, 3.01%, 7/25/2025	225,000	245,231
Freddie Mac, 3.3%, 10/25/2026	605,000	676,804
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	4,145,883	4,484,180

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.367%, 3/25/2027 (i)	$391,000	$30,520
Freddie Mac, 0.576%, 7/25/2027 (i)	8,539,747	290,397
Freddie Mac, 0.431%, 8/25/2027 (i)	6,685,283	173,583
Freddie Mac, 0.29%, 1/25/2028 (i)	12,195,736	250,199
Freddie Mac, 0.302%, 1/25/2028 (i)	5,023,095	106,020
Freddie Mac, 0.133%, 2/25/2028 (i)	14,158,756	154,131
Freddie Mac, 2.5%, 3/15/2028	47,897	49,496
Freddie Mac, 0.118%, 4/25/2028 (i)	9,062,444	92,353
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	4,641,812	4,969,102
Freddie Mac, 1.089%, 7/25/2029 (i)	1,261,531	103,162
Freddie Mac, 1.144%, 8/25/2029 (i)	2,561,409	219,700
Freddie Mac, 1.799%, 4/25/2030 (i)	600,527	88,434
Freddie Mac, 1.868%, 4/25/2030 (i)	1,277,474	194,920
Freddie Mac, 1.662%, 5/25/2030 (i)	612,877	85,333
Freddie Mac, 1.796%, 5/25/2030 (i)	1,389,954	206,269
Freddie Mac, 1.341%, 6/25/2030 (i)	559,633	63,429
Freddie Mac, 1.169%, 9/25/2030 (i)	314,905	32,031
Freddie Mac, 1.6%, 9/25/2030 (i)	633,757	86,777
Freddie Mac, 1.081%, 11/25/2030 (i)	789,331	75,520
Freddie Mac, 0.936%, 1/25/2031 (i)	663,744	55,677
Freddie Mac, 0.781%, 2/25/2031 (i)	873,865	62,162
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2036	271,031	316,435
Freddie Mac, 5%, 2/15/2036 - 12/01/2044	1,151,729	1,337,701
Freddie Mac, 5.5%, 2/15/2036 (i)	43,776	8,156
Freddie Mac, 2%, 8/15/2036	449,136	456,113
Freddie Mac, 6.5%, 5/01/2037	53,389	62,720
Freddie Mac, 4%, 8/01/2037 - 4/01/2044	298,554	329,346
Freddie Mac, 4.5%, 12/15/2040 (i)	14,577	1,384
Ginnie Mae, 5.5%, 7/15/2033 - 1/20/2042	526,912	611,303
Ginnie Mae, 5.701%, 8/20/2034	119,658	136,802
Ginnie Mae, 5.89%, 1/20/2039	161,011	187,907
Ginnie Mae, 4%, 5/16/2039 - 7/20/2049	429,370	464,172
Ginnie Mae, 4.5%, 9/20/2041	159,200	177,226
Ginnie Mae, 3.5%, 10/20/2041 (i)	70,156	5,741
Ginnie Mae, 3.5%, 4/15/2042 - 7/20/2043	1,122,963	1,222,467
Ginnie Mae, 2.5%, 6/20/2042 - 12/20/2050	1,062,215	1,100,821
Ginnie Mae, 4%, 8/16/2042 (i)	67,782	9,533
Ginnie Mae, 2.25%, 9/20/2043	89,060	90,663
Ginnie Mae, 3%, 4/20/2045 - 9/20/2050	2,966,830	3,105,393
Ginnie Mae, 5.87%, 4/20/2058	5,972	6,908
Ginnie Mae, 0.566%, 2/16/2059 (i)	259,900	11,563
Ginnie Mae, TBA, 2.5%, 2/20/2051 - 3/01/2051	1,025,000	1,061,242
Ginnie Mae, TBA, 2%, 3/01/2051 - 4/01/2051	550,000	556,427
Ginnie Mae, TBA, 3.5%, 3/01/2051 - 4/01/2051	1,325,000	1,401,626
Ginnie Mae, TBA, 4%, 3/01/2051	150,000	160,323
Ginnie Mae, TBA, 3%, 4/01/2051	300,000	312,422
		$66,162,623
Municipals – 4.0%
Bridgeview, IL, Stadium and Redevelopment Projects, AAC, 5.06%, 12/01/2025	$750,000	$747,847
California Earthquake Authority Rev., “B”, 1.227%, 7/01/2021	50,000	50,168
California Earthquake Authority Rev., “B”, 1.327%, 7/01/2022	155,000	157,178
California Earthquake Authority Rev., “B”, 1.477%, 7/01/2023	110,000	112,812
Chicago, IL, General Obligation, “C”, AGM, 6.207%, 1/01/2036	1,010,000	1,359,228
Florida State Board of Administration Finance Corp. Rev., “A”, 1.705%, 7/01/2027	291,000	297,760

Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Municipals – continued
Illinois Sales Tax Securitization Corp., Second Lien, “B”, BAM, 3.411%, 1/01/2043		$240,000	$246,914
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev. (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030		25,000	25,885
New Jersey Economic Development Authority State Pension Funding Rev., Capital Appreciation, “B”, AGM, 0%, 2/15/2023		1,182,000	1,167,237
New Jersey Turnpike Authority Rev. (Build America Bonds), “F”, 7.414%, 1/01/2040		32,000	52,268
Syracuse, NY, Industrial Development Agency PILOT Rev. (Carousel Center Project), “B”, 5%, 1/01/2036 (n)		1,215,000	1,144,445
Texas Transportation Commission, Central Texas Turnpike System First Tier Refunding Rev., Taxable, “B”, 1.98%, 8/15/2042		195,000	197,506
University of California, General Taxable Rev., “BG”, 1.614%, 5/15/2030		470,000	458,678
			$6,017,926
Oils – 0.1%
Valero Energy Corp., 4.9%, 3/15/2045		$130,000	$148,039
Pharmaceuticals – 0.1%
Gilead Sciences, Inc., 4.5%, 2/01/2045		$82,000	$96,654
Retailers – 0.5%
Home Depot, Inc., 2.7%, 4/15/2030		$700,000	$742,382
Specialty Stores – 0.4%
TJX Cos., Inc., 3.75%, 4/15/2027		$600,000	$676,682
Supranational – 0.2%
Inter-American Development Bank, 4.375%, 1/24/2044		$158,000	$211,782
West African Development Bank, 2.75%, 1/22/2033 (n)	EUR	100,000	124,159
			$335,941
Telecommunications - Wireless – 0.8%
Crown Castle International Corp., 3.25%, 1/15/2051		$464,000	$438,589
T-Mobile USA, Inc., 4.375%, 4/15/2040 (n)		650,000	719,199
			$1,157,788
Transportation - Services – 0.0%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)		$34,000	$37,614
U.S. Government Agencies and Equivalents – 0.8%
AID Tunisia, 2.452%, 7/24/2021		$235,000	$232,831
Small Business Administration, 6.35%, 4/01/2021		2,850	2,858
Small Business Administration, 6.34%, 5/01/2021		4,318	4,342
Small Business Administration, 6.44%, 6/01/2021		3,409	3,441
Small Business Administration, 6.625%, 7/01/2021		4,046	4,087
Small Business Administration, 5.52%, 6/01/2024		30,829	32,493
Small Business Administration, 2.21%, 2/01/2033		124,281	125,829
Small Business Administration, 2.22%, 3/01/2033		216,296	219,431
Small Business Administration, 3.15%, 7/01/2033		165,041	172,200
Small Business Administration, 3.62%, 9/01/2033		170,291	182,706
Tennessee Valley Authority, 0.75%, 5/15/2025		268,000	267,603
			$1,247,821
U.S. Treasury Obligations – 30.6%
U.S. Treasury Bonds, 2.25%, 2/15/2027		$1,921,000	$2,062,224
U.S. Treasury Bonds, 5.25%, 2/15/2029		48,000	62,595
U.S. Treasury Bonds, 0.625%, 5/15/2030		800,000	745,281
U.S. Treasury Bonds, 4.75%, 2/15/2037		336,000	473,550
U.S. Treasury Bonds, 4.375%, 2/15/2038		1,109,000	1,515,691
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)		4,503,100	6,296,424
U.S. Treasury Bonds, 3.125%, 2/15/2043		453,700	535,650
U.S. Treasury Bonds, 2.875%, 5/15/2043		1,697,100	1,926,938

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Bonds, 2.5%, 2/15/2045	$4,017,000	$4,267,278
U.S. Treasury Bonds, 2.875%, 11/15/2046	3,470,000	3,948,616
U.S. Treasury Bonds, 3%, 2/15/2048	804,400	940,551
U.S. Treasury Notes, 1.75%, 6/15/2022	1,500,000	1,531,582
U.S. Treasury Notes, 1.5%, 9/15/2022	4,459,000	4,551,838
U.S. Treasury Notes, 0.125%, 12/31/2022	1,530,000	1,529,402
U.S. Treasury Notes, 2.75%, 2/15/2024	577,000	618,427
U.S. Treasury Notes, 2.5%, 5/15/2024	2,955,000	3,157,925
U.S. Treasury Notes, 2.875%, 7/31/2025	3,100,000	3,400,676
U.S. Treasury Notes, 2%, 8/15/2025	98,000	103,765
U.S. Treasury Notes, 2%, 11/15/2026	6,071,000	6,430,043
U.S. Treasury Notes, 0.375%, 9/30/2027	1,500,000	1,429,746
		$45,528,202
Utilities - Electric Power – 0.5%
FirstEnergy Corp., 4.4%, 7/15/2027	$694,000	$763,469
Total U.S. Bonds		$144,269,512
Foreign Bonds – 6.7%
Australia – 0.0%
APT Pipelines Ltd., 4.25%, 7/15/2027 (n)	$16,000	$18,026
Chile – 0.5%
Banco del Estado de Chile, 2.704%, 1/09/2025 (n)	$241,000	$254,258
GNL Quintero S.A., 4.634%, 7/31/2029 (n)	200,000	217,250
Transelec S.A., 4.25%, 1/14/2025	200,000	219,000
		$690,508
China – 0.4%
Industrial and Commercial Bank of China, 4.875%, 9/21/2025	$294,000	$331,027
State Grid Overseas Investment (2014) Ltd. (People's Republic of China), 4.125%, 5/07/2024 (n)	240,000	264,197
		$595,224
Croatia – 0.2%
Republic of Croatia, 6.375%, 3/24/2021	$306,000	$307,032
Germany – 0.2%
Volkswagen Group of America Finance LLC, 2.7%, 9/26/2022 (n)	$260,000	$268,827
India – 0.7%
Export-Import Bank of India, 2.25%, 1/13/2031 (n)	$317,000	$294,658
Indian Railway Finance Corp., 2.8%, 2/10/2031 (n)	376,000	364,433
Power Finance Corp. Ltd. (Republic of India), 5.25%, 8/10/2028	370,000	413,501
		$1,072,592
Italy – 0.2%
Enel Finance International N.V., 2.875%, 5/25/2022 (n)	$366,000	$376,427
Kazakhstan – 0.3%
KazTransGas JSC (Republic of Kazakhstan), 4.375%, 9/26/2027	$350,000	$389,410
Kuwait – 0.2%
EQUATE Petrochemical B.V. (State of Kuwait), 4.25%, 11/03/2026	$253,000	$275,011
Malaysia – 0.3%
PETRONAS Capital Ltd. (Federation of Malaysia), 3.5%, 4/21/2030 (n)	$386,000	$423,705

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Mexico – 0.4%
Comision Federal de Electricidad (United Mexican States), 3.348%, 2/09/2031 (n)	$232,000	$228,462
United Mexican States, 4.75%, 4/27/2032	324,000	364,662
		$593,124
Morocco – 0.2%
Kingdom of Morocco, 3%, 12/15/2032 (n)	$377,000	$364,944
Netherlands – 0.2%
ING Groep N.V., 3.15%, 3/29/2022	$350,000	$360,775
Panama – 0.5%
Republic of Panama, 3.16%, 1/23/2030	$358,000	$373,219
Republic of Panama, 4.5%, 4/01/2056	297,000	327,148
		$700,367
Qatar – 0.3%
State of Qatar, 3.75%, 4/16/2030 (n)	$398,000	$448,930
Saudi Arabia – 0.4%
Kingdom of Saudi Arabia, 2.25%, 2/02/2033 (n)	$309,000	$295,868
Saudi Arabian Oil Co., 1.625%, 11/24/2025 (n)	305,000	307,601
		$603,469
Thailand – 0.3%
Thaioil Treasury Center Co. Ltd., 3.75%, 6/18/2050 (n)	$470,000	$440,583
United Arab Emirates – 0.3%
MDGH - GMTN B.V. (United Arab Emirates), 2.5%, 11/07/2024 (n)	$429,000	$450,896
United Kingdom – 0.8%
B.A.T. Capital Corp., 4.7%, 4/02/2027	$600,000	$685,080
Imperial Tobacco Finance PLC, 3.75%, 7/21/2022 (n)	266,000	275,820
Reckitt Benckiser Treasury Services PLC, 2.75%, 6/26/2024 (n)	267,000	283,099
		$1,243,999
Uruguay – 0.3%
Oriental Republic of Uruguay, 4.375%, 1/23/2031	$350,000	$403,816
Total Foreign Bonds		$10,027,665
Total Bonds		$154,297,177
Investment Companies (h) – 5.4%
Money Market Funds – 5.4%
MFS Institutional Money Market Portfolio, 0.07% (v)	8,051,159	$8,051,159

Other Assets, Less Liabilities – (9.0)%		(13,391,830)
Net Assets – 100.0%		$148,956,506
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $8,051,159 and $154,297,177, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $10,906,718, representing 7.3% of net assets.

Portfolio of Investments (unaudited) – continued
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
AID	U.S. Agency for International Development
BAM	Build America Mutual
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 2/28/21
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	120,270	EUR	99,066	Goldman Sachs International	4/16/2021	$618
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	26	$5,739,906	June - 2021	$275
U.S. Treasury Bond	Short	USD	65	10,349,219	June - 2021	92,550
U.S. Treasury Note 10 yr	Short	USD	17	2,256,219	June - 2021	24,110
U.S. Treasury Note 5 yr	Short	USD	4	495,875	June - 2021	3,496
U.S. Treasury Ultra Bond	Short	USD	1	189,062	June - 2021	763
						$121,194
At February 28, 2021, the fund had liquid securities with an aggregate value of $324,392 to cover any collateral or margin obligations for certain derivative contracts.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
2/28/21 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service.  Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of February 28, 2021 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$46,776,023	$—	$46,776,023
Non - U.S. Sovereign Debt	—	7,218,720	—	7,218,720
Municipal Bonds	—	6,017,926	—	6,017,926
U.S. Corporate Bonds	—	18,749,672	—	18,749,672
Residential Mortgage-Backed Securities	—	66,162,623	—	66,162,623
Commercial Mortgage-Backed Securities	—	4,666,214	—	4,666,214
Asset-Backed Securities (including CDOs)	—	1,561,113	—	1,561,113
Foreign Bonds	—	3,144,886	—	3,144,886
Mutual Funds	8,051,159	—	—	8,051,159
Total	$8,051,159	$154,297,177	$—	$162,348,336
Other Financial Instruments
Futures Contracts – Assets	$121,194	$—	$—	$121,194
Forward Foreign Currency Exchange Contracts – Assets	—	618	—	618

Supplemental Information (unaudited) – continued
For further information regarding security characteristics, see the Portfolio of Investments.
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$5,662,721	$12,826,774	$10,438,336	$—	$—	$8,051,159
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$1,629	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. Multiple surges in cases globally, the availability and widespread adoption of vaccines, and the emergence of variant strains of the virus continue to create uncertainty as to the future and long-term impacts resulting from the pandemic including impacts to the prices and liquidity of the fund's investments and the fund's performance.